N-4	Dec. 15, 2023
Prospectus:
Document Type	497
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 15, 2023
Amendment Flag	false
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	2.80%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.90%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.60%